Going concern	12 Months Ended
Dec. 31, 2018
Disclosure Of Going Concern [Abstract]
Going concern

21. Going concern

The Group fulfills its obligations by the use of its cash reserves. The Board of Directors believes the Group will be able to meet all of its obligations for a further 12 months as they fall due and, hence, the consolidated financial statements have been prepared on a going concern basis.